Financial assets	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Financial assets	Financial assets
a)   Breakdown
The detail, by nature and category for measurement purposes, of Grupo Santander's financial assets, other than the balances relating to Cash, cash balances at central banks and other deposits on demand and Hedging derivatives, at 30 June 2025 and 31 December 2024 is as follows, presented by the nature and categories for valuation purposes:

	EUR million
	30-06-2025
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	58,288
Equity instruments	16,278	4,674		2,300
Debt instruments	85,290	284	2,850	60,929	119,661
Loans and advances	74,978	766	5,941	12,572	1,029,296
Central Banks	16,685	—	—	—	16,806
Credit institutions	22,578	—	1,110	304	55,343
Customers	35,715	766	4,831	12,268	957,147
Total	234,834	5,724	8,791	75,801	1,148,957

	EUR million
	31-12-2024
	Financial assets held for trading	Non-trading financial assets mandatorily at fair value through profit or loss	Financial assets designated at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Financial assets at amortised cost
Derivatives	64,100
Equity instruments	16,636	4,641		2,193
Debt instruments	82,646	447	2,897	76,558	120,949
Loans and advances	66,871	1,042	5,018	11,147	1,082,758
Central Banks	12,966	—	—	—	16,179
Credit institutions	27,314	—	408	363	55,537
Customers	26,591	1,042	4,610	10,784	1,011,042
Total	230,253	6,130	7,915	89,898	1,203,707
Following is the gross exposure of financial assets subject to impairment stages at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025				31-12-2024
	Gross amount				Gross amount
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Financial assets at fair value through other comprehensive income	73,048	399	181	73,628	87,135	469	253	87,857
Debt instruments	60,924	11	—	60,935	76,521	41	6	76,568
Loans and advances	12,124	388	181	12,693	10,614	428	247	11,289
Credit institutions	304	—	—	304	363	—	—	363
Customers	11,820	388	181	12,389	10,251	428	247	10,926
Financial assets at amortised cost	1,061,470	77,259	30,932	1,169,661	1,106,876	84,583	34,016	1,225,475
Debt instruments	118,138	1,116	757	120,011	119,993	556	695	121,244
Loans and advances	943,332	76,143	30,175	1,049,650	986,883	84,027	33,321	1,104,231
Central Banks	16,806	—	—	16,806	16,179	—	—	16,179
Credit institutions	55,319	11	20	55,350	55,542	—	—	55,542
Customers	871,207	76,132	30,155	977,494	915,162	84,027	33,321	1,032,510
Total	1,134,518	77,658	31,113	1,243,289	1,194,011	85,052	34,269	1,313,332
On 30 June 2025, Grupo Santander has EUR 382 million (EUR 559 million on 31 December 2024) of exposure in impaired assets purchased with impairment, of which EUR 64 million still show signs of impairment, which mainly correspond to the business combinations carried out by Grupo Santander.
b)    Impairment allowances of financial assets at amortised cost portfolio
The following is the movement that has taken place, during the six-month periods ended 30 June 2025 and 2024, in the balance of provisions that cover losses due to impairment of assets which comprise the heading balance of the financial assets at amortised cost:

	EUR million
	30-06-2025	30-06-2024
Balance as at beginning of period	22,326	22,950

Impairment losses charged to income for the period	7,314	7,005
Of which:
Impairment losses charged to income	14,514	12,720
Impairment losses reversed with a credit to income	(7,200)	(5,715)
Write-off of impaired balances against recorded impairment allowance	(6,780)	(6,439)
Exchange differences and other	(1,774)	(701)

Balance as at end of period	21,086	22,815

Of which, relating to:
Impaired assets	13,607	14,429
Other assets	7,479	8,386

Of which:
Individually calculated	2,628	2,964
Collectively calculated	18,458	19,851
Previously written-off assets recovered during the first six months of 2025 and 2024 amount to EUR 845 million and to EUR 800 million, respectively. In addition, during the first six months of 2025 there was no recognition for losses in the income statement due to renegotiation or contractual modifications, while EUR 66 million were recognized during the first six months of 2024, mainly due to the CHF mortgage portfolio in Santander Consumer in Poland. Considering these amounts, the recorded impairment of financial assets at amortised cost is EUR 6,469 million and EUR 6,271 million during the first six months of 2025 and 2024, respectively.
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers recognised under 'Financial assets at amortised cost' as at 30 June 2025 and 30 June 2024:

	EUR million
	30-06-2025
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,281	4,735	13,967	21,983
Transfers between stages	(769)	596	3,925	3,752
Net changes of the exposure and modifications in the credit risk	663	(469)	3,313	3,507
Write-offs	—	—	(6,717)	(6,717)
Exchange differences and other	(217)	(411)	(1,208)	(1,836)
Carrying amount at end of period	2,958	4,451	13,280	20,689

	EUR million
	30-06-2024
	Stage 1	Stage 2	Stage 3	Total
Impairment allowance as at beginning of period	3,587	4,930	14,149	22,666
Transfers between stages	(627)	609	3,941	3,923
Variation due to credit risk	530	(423)	2,962	3,069
Write-offs	—	—	(6,439)	(6,439)
Exchange differences and other	(186)	(78)	(509)	(773)
Carrying amount at end of period	3,304	5,038	14,104	22,446
c)  Impaired assets of financial assets at amortised cost portfolio
The movement during the six-month periods ended 30 June 2025 and 2024, in the balance of financial assets classified at amortised cost and considered impaired by reason for the credit risk is as follows:

	EUR million
	30-06-2025	30-06-2024
Balance as at beginning of period	34,206	34,363
Net additions	6,119	6,747
Written-off assets	(6,780)	(6,439)
Perimeter Changes	—	13
Exchange differences and other	(2,549)	(647)
Balance at end of period	30,996	34,037
This amount, after deducting the related allowances, represents Grupo Santander's best estimate of the discounted value of the flows that are expected to be recovered from the impaired assets.
d)  Collaterals received
Following is the breakdown of the value of the collaterals received to ensure the collection of the financial assets that comprise the heading of financial assets at amortized cost, distinguishing between real collaterals and other collaterals at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025	31-12-2024
Real collaterals value	587,733	632,814
Of which: Impaired	10,847	12,768
Other collaterals value	96,094	94,543
Of which: Impaired	1,909	1,390
Total value of the collaterals received	683,827	727,357
e)  Fair value of financial assets not measured at fair value
Following is a comparison of the carrying amounts of Grupo Santander’s financial assets measured at other than fair value and their respective fair values at 30 June 2025 and 31 December 2024:

	EUR million
	30-06-2025		31-12-2024
	Carrying amount	Fair value	Carrying amount	Fair value
Loans and advances	1,029,296	1,029,388	1,082,758	1,073,530
Debt instruments	119,661	119,530	120,949	119,539
ASSETS	1,148,957	1,148,918	1,203,707	1,193,069
The main valuation methods and inputs used in the estimation of the fair value of the financial assets of the previous table are detailed in Note 51.c of the consolidated annual accounts for the year 2024.